INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS

The principal components of the Company’s net deferred tax assets consisted of the following at September 30:

	2023	2022
Net operating loss & charitable contribution carryforwards	$12,905,738	$11,485,524
Capitalized expenditures	1,396,415	1,535,736
Research and experimentation credit carryforwards	1,014,466	946,246
Stock based compensation	1,491,338	1,427,946
Property and Equipment	1,531	2,616
Accrued expenses	746,143	162,191
Inventory allowance	51,463	70,805
Gross deferred tax assets	17,607,094	15,631,061
Deferred tax asset valuation allowance	(17,607,094)	(15,631,061)

Net deferred tax assets	$-	$-

SCHEDULE OF PROVISION BENEFIT INCOME TAX RATE

The provision (benefit) for income taxes differs from the tax computed with the statutory federal income tax rate as follows:

	2023	2022
Expected income tax (benefit) at federal statutory rate	21.00%	21.00%

Increase due to:
State income taxes – net of federal benefit	0.24%	3.65%

Permanent Differences:
Stock based compensation	-%	(18.10)%
R&D, taken as a credit	(0.16)%	(0.23)%
Adjustment to fair value of derivative	3.48%	3.98%
Other	-%	(1.14)%
Change in Valuation Allowance	(24.56)%	(9.16)%

Total Income Tax Provision (Benefit)	-%	-%